Leases (Details) - Schedule of supplemental balance sheet information - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Lease right-of-use assets	$ 4,511,988	$ 4,997,407	$ 5,147,005
Total lease assets		4,997,407	5,147,005
Liabilities
Lease liability – current portion	1,552,866	1,620,470	1,252,727
Lease liability, net of current portion		3,638,254	4,411,190
Total lease liability		5,258,724	5,393,917
Assets
Lease right-of-use assets	8,224,418	7,001,644	8,886,378
Total lease assets		7,001,644	8,886,378
Liabilities
Lease liability – current portion	2,858,622	1,876,765	1,849,086
Lease liability, net of current portion	$ 6,233,850	5,496,899	6,976,621
Total lease liability		$ 7,373,664	$ 8,825,707